Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Schedule of Accrued Expenses [Abstract]
Transaction costs accrued for Cohen Capital Market	$ 1,003,500
Board of directors’ fees	70,000
Credit card expense accrual	37,676	24,219
Other month-end liability accrual	8,632
Total accrued expenses	$ 1,119,808	$ 24,219